Document and Entity Information Document	May 15, 2026
Cover Page [Abstract]
Document Type	8-K
Entity Registrant Name	OCEANEERING INTERNATIONAL INC
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10945
Entity Tax Identification Number	95-2628227
Entity Address, Address Line One	5875 North Sam Houston Parkway West, Suite 400
Entity Address, City or Town	Houston,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77086
City Area Code	713
Local Phone Number	329-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.25 per share
Trading Symbol	OII
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000073756
Document Information [Line Items]
Document Period End Date	May 15, 2026